Income taxes (Detail 4) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	$ 35,127	$ 37,728
Within 1 year
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	146	13
From 2 to 5 years
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	638	609
From 6 to 10 years
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	13,257	14,712
From 11 to 20 years
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	3,858	4,030
No expiry
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	17,227	18,364
UBS AG
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	35,127	37,728
UBS AG | Within 1 year
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	146	13
UBS AG | From 2 to 5 years
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	638	609
UBS AG | From 6 to 10 years
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	13,257	14,712
UBS AG | From 11 to 20 years
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	3,858	4,030
UBS AG | No expiry
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	$ 17,227	$ 18,364